Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Summary of Carrying Value of Financial Instruments at Amortized Cost
The following table summarizes information regarding the classification and carrying values of the Company’s financial instruments measured at amortized cost:

Financial assets/liabilities	December 31, 2023	December 31, 2022
Cash and cash equivalents	$19,341,756	$18,263,389
Amounts receivable	$190,612	$89,715
Accounts payable and accrued liabilities	$3,921,875	$2,928,566
Payable to Auritec	$5,000,000	$—
Loans payable	$62,709	$142,127

Level 3 [Member]
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Summary of Changes in Fair Value of Liabilities Measured at Fair Value
The following table summarizes information regarding the changes in fair value of liabilities measured at fair value, categorized as Level 3:

Convertible Debt
Balance – December 31, 2021	$7,507,755
Accrued interest	958,669
Interest paid	(315,436)
Change in fair value	1,056,165
Foreign exchange	(465,157)

Balance - December 31, 2022	$8,741,996
Accrued interest	1,162,773
Interest paid	(591,170)
Change in fair value	836,595
Foreign exchange	185,809

Balance - December 31, 2023	$10,336,003